SHORT-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2024
SHORT-TERM INVESTMENTS, NET
Summary of short-term investments available for sale products

	As of December 31,
	2023	2024
Debt securities:
Held-to-maturity time deposit	75,034,886	40,074,501
Equity securities:
Marketable equity securities	35,756	—
Less: allowance for short-term investments	—	(23,051)
Total short-term investments	75,070,642	40,051,450

Schedule of movements in the allowance for short-term investments

	As of December 31,
	2023	2024
Balance as of January 1	—	—
Addition	—	23,051
Balance as of December 31	—	23,051